Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and expense
Schedule of net finance expense

	2020	2019	2018
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	1	1	10
Returns on short-term deposits	40	122	86
Fair value gains on debt and interest rate swaps	4	7	–
Discount unwind on other long-term assets	6	20	6
Interest income on income tax balances	36	22	36
Total	87	172	138
Finance expense
Interest on debt and commercial paper	(669)	(698)	(673)
Interest on overdrafts, lease liabilities and other financing costs[1]	(67)	(74)	(68)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(37)	(53)	(52)
Net exchange losses	(34)	(30)	(51)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(278)	(356)	(416)
Discount unwind on other long-term liabilities[2]	(219)	(213)	(154)
Fair value losses on debt and interest rate swaps	–	–	(2)
Interest expense on income tax balances	(2)	(8)	(3)
Total	(1,306)	(1,432)	(1,419)
Net finance expense	(1,219)	(1,260)	(1,281)

[1]	Comparative figures in 2018 included finance leases recognised under IAS 17.
[2]	Included within Discount unwind on other long-term liabilities is $151m relating to the Acerta Pharma put option liability (2019: $136m; 2018: $133m), see Note 20 for further details.

Schedule of net gains and losses on financial instruments

	2020	2019	2018
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(8)	(12)	(11)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(6)	(10)	(28)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	42	110	96
Interest on debt, overdrafts, lease liabilities and commercial paper held at amortised cost	(660)	(662)	(619)